Jan. 16, 2024

Supplement Dated January 16, 2024

To The Prospectus Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

JNL Multi-Manager Alternative Fund
Effective December 15, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” in the section, “Equity Long/Short Strategies,” for the JNL Multi-Manager Alternative Fund, please delete the third and fourth paragraphs in the entirety and replace with the following:

Generally, the Boston Partners sleeve invests in futures contracts, futures-related instruments, forwards, swaps and options to provide exposure to asset classes including, but not limited to, global developed and emerging equity, fixed-income and currencies (collectively, “Instruments”). The Fund may also invest in fixed-income securities, money market instruments, and cash. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.

Effective December 15, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund” for the JNL Multi-Manager Alternative Fund, please delete “Subsidiary risk.”
JNL/DOUBLELINE EMERGING MARKETS FIXED INCOME FUND
Effective December 31, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/DoubleLine® Emerging Markets Fixed Income Fund, please add the following after the second paragraph:

Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the JPMorgan EMBI Global Diversified Index with the Bloomberg EM USD Aggregate Index as the Fund's primary benchmark.

JNL/Western Asset Global Multi-Sector Bond Fund
Effective December 31, 2023, in the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/Western Asset Global Multi-Sector Bond Fund, please delete the third paragraph in the entirety and replace with the following:

Effective December 31, 2023, for consistency with the Fund’s principal investment strategies, the Fund will replace the 50% Bloomberg Global Aggregate Index (Unhedged), 25% JPMorgan Emerging Markets Bond Index Plus, 25% Bloomberg U.S. High Yield 2% Issuer Cap Indexes with the 50% Bloomberg Global Aggregate, 25% Bloomberg EM USD Aggregate, 25% Bloomberg US HY 2% Issuer Cap Indexes as the Fund's secondary benchmark.